SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Stock Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Beginning Balance	410,964	425,817	346,998
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 4.78	$ 4.44	$ 4.39
Contractual Life in Years Outstanding, Beginning Balance	4 years 8 months 1 day	5 years 3 months 29 days	6 years 9 months 7 days
Intrinsic Value Outstanding, Beginning Balance	$ 368,417	$ 597,322	$ 817,220
Number of Options Exercisable, Beginning Balance	302,191	282,167	207,485
Weighted Average Exercise Price Exercisable, Beginning Balance	$ 4.88	$ 4.52	$ 5.29
Contractual Life in Years Exercisable, Beginning Balance	4 years 4 months 17 days	4 years 6 months 21 days	5 years 6 months 10 days
Intrinsic Value Outstanding, Beginning Balance	$ 257,186	$ 384,226	$ 314,338
Number of Options, Granted		36,700	94,154
Weighted Average Exercise Price, Grants		$ 5.74	$ 4.42
Number of Options Outstanding, Beginning Balance	(10,207)	(21,200)	(15,168)
Weighted Average Exercise Price, Forfeited	$ 4.73	$ 6.45	$ 3.18
Contractual Life in Years, Forfeited	3 years 10 months 28 days	4 years 1 month 9 days	7 years 1 month 13 days
Number of Options Outstanding, Beginning Balance	(61,900)
Weighted Average Exercise Price, Expired	$ 5.56
Contractual Life in Years, Expired	2 years 18 days
Number of Options Outstanding, Beginning Balance		(30,353)	(167)
Weighted Average Exercise Price, Exercised		$ 0.06	$ 3.00
Number of Options Outstanding, Ending Balance	338,857	410,964	425,817
Weighted Average Exercise Price Outstanding, Ending Balance	$ 4.64	$ 4.78	$ 4.44
Contractual Life in Years Outstanding, Ending Balance	4 years 3 months 3 days	4 years 8 months 1 day
Intrinsic Value Outstanding, Beginning Balance		$ 368,417	$ 597,322
Number of Options Exercisable, Ending Balance	286,841	302,191	282,167
Weighted Average Exercise Price Exercisable, Ending Balance	$ 4.64	$ 4.88	$ 4.52
Intrinsic Value Exercisable, Ending Balance	4 years 1 month 24 days	4 years 4 months 17 days
Intrinsic Value Outstanding, Beginning Balance		$ 257,186	$ 384,226
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsExercisableWeightedAverageRemainingContractualTermGranted]		4 years 2 months 8 days	3 years 11 months 19 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period	61,900